CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Loss from operations
General and administrative expenses	$ 3,588,249	$ 480,436
Loss from operations	(3,588,249)	(480,436)
Other income (expense):
Interest earned on investments held in Trust Account	37,387	53,249
Change in fair value of warrants	5,068,000	(7,240,000)
Transaction costs allocated to warrant liability		(580,000)
Income before benefit from (provision for) income taxes	1,517,138	(8,247,187)
Benefit from (Provision for) income taxes	0	0
Net income (loss)	1,517,138	$ (8,247,187)
Class A Redeemable Common Stock [Member]
Other income (expense):
Net income (loss)	$ 0
Weighted average shares outstanding of common stock (in shares)	23,000,000	23,000,000
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ 0
Class B Non-redeemable Common Stock [Member]
Other income (expense):
Net income (loss)	$ 0
Weighted average shares outstanding of common stock (in shares)	5,750,000	5,435,083
Basic and diluted net loss per share (in dollars per share)	$ 0.26	$ (1.51)